Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNDISCOVERED MANAGERS FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2020